Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents:
Cash and cash equivalents	¥ 568,192	$ 82,400	¥ 533,293
RMB
Cash and cash equivalents:
Cash and cash equivalents	415,670		237,393
US
Cash and cash equivalents:
Cash and cash equivalents	149,227		291,776
Others
Cash and cash equivalents:
Cash and cash equivalents	¥ 3,295		¥ 4,124